Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2019

EUR-QTLY-0919
1.804873.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Austria - 1.5%
Andritz AG	91,999	$3,295,636
Mayr-Melnhof Karton AG	81,400	10,272,517

TOTAL AUSTRIA		13,568,153

Bailiwick of Jersey - 1.4%
Glencore Xstrata PLC	3,848,700	12,342,093
Belgium - 1.2%
KBC Groep NV	171,400	11,058,036
Bermuda - 1.3%
Vostok New Ventures Ltd. (depositary receipt)	1,745,431	11,562,436
Canada - 1.0%
Lundin Mining Corp. (Sweden)	1,812,094	8,815,466
Denmark - 4.7%
A.P. Moller - Maersk A/S Series B	12,912	14,498,227
DSV de Sammensluttede Vognmaend A/S	26,200	2,505,114
ORSTED A/S (a)	191,300	17,474,437
Scandinavian Tobacco Group A/S (a)	721,700	7,606,640

TOTAL DENMARK		42,084,418

Finland - 1.5%
Nokian Tyres PLC	474,200	13,632,676
France - 11.0%
Altarea SCA (b)	41,694	8,511,030
Amundi SA (a)	174,600	12,060,809
Capgemini SA	91,500	11,673,730
Compagnie de St. Gobain	321,100	12,353,932
Natixis SA	2,007,800	8,094,835
Sanofi SA	229,000	19,082,986
Total SA	522,707	27,091,998

TOTAL FRANCE		98,869,320

Germany - 10.6%
Axel Springer Verlag AG	253,200	17,504,260
Bertrandt AG	182,700	12,276,508
Deutsche Post AG	521,500	17,036,138
Instone Real Estate Group BV (a)(c)	420,264	8,951,068
JOST Werke AG (a)	234,900	7,684,014
LEG Immobilien AG	83,947	9,729,701
SAP SE	168,937	20,650,193
WashTec AG	29,300	1,556,885

TOTAL GERMANY		95,388,767

Ireland - 0.2%
Irish Residential Properties REIT PLC	1,097,763	2,080,463
Italy - 2.7%
Prada SpA	2,537,100	7,788,274
Recordati SpA	377,300	16,928,210

TOTAL ITALY		24,716,484

Malta - 0.8%
Kambi Group PLC (c)	542,559	6,963,624
Netherlands - 5.8%
ASML Holding NV (Netherlands)	72,900	16,243,881
ASR Nederland NV	187,400	7,059,585
Heineken NV (Bearer)	137,000	14,729,122
Intertrust NV (a)	768,741	14,688,196

TOTAL NETHERLANDS		52,720,784

Norway - 2.1%
Adevinta ASA:
Class A (c)	222,650	2,498,804
Class B	1,098,100	12,212,407
Schibsted ASA (A Shares) (b)	168,533	4,555,460

TOTAL NORWAY		19,266,671

South Africa - 1.2%
Naspers Ltd. Class N	45,700	11,139,845
Spain - 1.7%
Prosegur Cash SA (a)	7,417,400	15,108,354
Sweden - 11.2%
Arjo AB	2,411,884	9,741,153
Dustin Group AB (a)	310,137	2,683,654
Essity AB Class B	472,500	14,085,134
Indutrade AB	208,400	5,919,002
Investor AB (B Shares)	259,471	12,370,277
Securitas AB (B Shares) (b)	699,200	10,855,738
Swedbank AB (A Shares)	1,393,200	18,972,215
Swedish Match Co. AB	267,800	10,253,251
Telefonaktiebolaget LM Ericsson (B Shares)	1,887,100	16,510,754

TOTAL SWEDEN		101,391,178

Switzerland - 5.0%
Julius Baer Group Ltd.	303,610	12,974,052
Roche Holding AG (participation certificate)	121,140	32,424,963

TOTAL SWITZERLAND		45,399,015

United Kingdom - 31.2%
Aggreko PLC	1,095,400	11,104,518
Ascential PLC (a)	1,007,472	4,878,693
AstraZeneca PLC (United Kingdom)	259,100	22,384,653
BCA Marketplace PLC	5,248,600	15,446,430
BP PLC	5,278,429	34,926,043
Close Brothers Group PLC	527,400	8,536,650
Cranswick PLC	325,700	10,543,750
Diageo PLC	399,700	16,667,570
John Wood Group PLC	858,300	5,542,465
Keywords Studios PLC	305,576	6,179,890
Lloyds Banking Group PLC	25,862,500	16,730,038
Micro Focus International PLC	340,659	7,175,680
Prudential PLC	648,805	13,348,666
Rightmove PLC	1,325,800	8,519,422
Rolls-Royce Holdings PLC	1,410,700	14,745,128
Rotork PLC	2,224,100	8,344,086
Sabre Insurance Group PLC (a)	3,300,000	10,614,729
St. James's Place Capital PLC	944,900	11,307,074
Standard Life PLC	3,682,975	13,382,851
The Weir Group PLC	503,900	9,173,508
Unilever PLC	450,400	27,097,047
Volution Group PLC	1,994,243	4,413,862

TOTAL UNITED KINGDOM		281,062,753

United States of America - 1.0%
Autoliv, Inc. (depositary receipt)	126,400	9,145,152
TOTAL COMMON STOCKS
(Cost $901,937,369)		876,315,688

Nonconvertible Preferred Stocks - 1.3%
Italy - 1.3%
Buzzi Unicem SpA (Risparmio Shares)
(Cost $8,654,995)	789,200	11,165,175

Money Market Funds - 2.2%
Fidelity Cash Central Fund 2.43% (d)	13,972,258	13,975,052
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	6,140,464	6,141,078
TOTAL MONEY MARKET FUNDS
(Cost $20,116,130)		20,116,130
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $930,708,494)		907,596,993
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,281,614)
NET ASSETS - 100%		$902,315,379

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,750,594 or 11.3% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$155,287
Fidelity Securities Lending Cash Central Fund	441,152
Total	$596,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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